Schedule of Restricted Share Units (Details) (Parenthetical) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 10, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share based payment award, grants in period			6,620,641	1,348,434
Number of vested stock option shares		1,507,580
Consultant [Member] | Restricted Stock Units (RSUs) [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share based payment award, grants in period	500,000
Stock based compensation			$ 122,249